SHARE-BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 27, 2022 $ / shares	Sep. 30, 2013 shares
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 157,384			¥ 145,593		¥ 75,695
Stock Options
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years	10 years
Vesting period	4 years	4 years
Percentage of stock awards vesting each year	25.00%	25.00%
Vested and exercisable (in dollars per share) | $ / shares		$ 0.01						$ 0.01
Number of grantees affected | item	51	51
Aggregate intrinsic value							¥ 6,652
Weighted-average grant-date fair value of the options granted | $ / shares		$ 0	$ 0.70		$ 1.06
Total intrinsic value of options exercised	¥ 641	$ 95		2,334		11,932
Total compensation cost recognized	¥ 47,117			¥ 25,565		¥ 37,662
Unrecognized compensation expense							44,918
Weighted average period of unvested share options	8 months 12 days	8 months 12 days
Board of Directors | Stock Options
SHARE-BASED COMPENSATION
Aggregate intrinsic value							¥ 42,100
Ordinary Shares | Board of Directors
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement | shares									16,943,190
Equity Incentive Plan | Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement | shares									1,287,500